Inventories	12 Months Ended
Dec. 31, 2023
Inventories
Inventories

7.Inventories

Inventories are consisted of the following:

	As of December 31,
	2022 (As adjusted)	2023
	RMB	RMB
Finished goods	123,672	117,665
Raw materials	7,229	27,185
Inventories	130,901	144,850

For the years ended December 31, 2021, 2022 and 2023, write-downs of inventories to net realizable value amounted to RMB89,071, RMB179,694 and RMB35,695, respectively, were recognized in cost of sales.